Goodwill (Details) - USD ($)	6 Months Ended
	Oct. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Goodwill [Abstract]
Pre-tax discount rate		28.03%	28.03%
Growth rate		1.50%	1.50%
Impairment of goodwill (in Dollars)	$ 0